Notes payable - Schedule of notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 29, 2023
Notes payable
Outstanding balance	$ 554,723
Less: Unamortized debt discount/premium and deferred financing fees	(6,071)	$ (10,783)
Notes payable, net of unamortized debt discount/premium and deferred financing fees	548,652	568,620
Less: Notes payable - current	(35,730)	(101,723)
Notes payable - net of current	512,922	466,897
Senior Secured Notes – 2026
Notes payable
Outstanding balance	456,815	460,000
Senior Secured Notes – 2027
Notes payable
Outstanding balance	56,597	0
Bloom Notes – 2025
Notes payable
Outstanding balance	0	60,000
Bloom Notes – 2024
Notes payable
Outstanding balance	0	16,500	$ 47,500
Amended Needham LOC
Notes payable
Outstanding balance	21,910	11,100
ABL Facility – EWB
Notes payable
Outstanding balance	12,000	12,000
Seller note payable
Notes payable
Outstanding balance	4,093	4,364
Other notes payable
Notes payable
Outstanding balance	$ 3,308	$ 15,439